Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment and Geographic Information [Abstract]
Net revenue		¥ 382,551	¥ 284,033	¥ 717,466	¥ 553,983
Unrealized gain (loss) on investments in equity securities held for operating purposes		829	(1,111)	(2,085)	936
Consolidated net revenue	[1]	383,380	282,922	715,381	554,919
Non-interest expenses		254,894	282,455	512,089	540,809
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		254,894	282,455	512,089	540,809
Income before income taxes		127,657	1,578	205,377	13,174
Unrealized gain (loss) on investments in equity securities held for operating purposes		829	(1,111)	(2,085)	936
Consolidated income (loss) before income taxes		¥ 128,486	¥ 467	¥ 203,292	¥ 14,110

[1]	There is no revenue derived from transactions with a single major external customer.